COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2015, the Group had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2016	99,655
2017	61,733
2018	28,658
2019	6,179
2020 and thereafter	4,187

200,412

Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 20. For the years ended December 31, 2013, 2014 and 2015, total rental expenses for all operating leases were US$12,915, US$14,302 and US$33,769, respectively.

Capital commitments

The Group’s capital commitments primarily relate to the purchase of an office building in Beijing, the PRC. The office building will become the Group’s new head office. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to US$126,921 as of December 31, 2015. The purchase is expected to be completed in 2016 and payments will be made in accordance with the purchase agreement.

Income taxes

As of December 31, 2015, the Group had accrued US$70,296 for unrecognized tax benefits (Note 18). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2015, the Group classified the accrual for unrecognized tax benefits as a current liability.

Guarantees

In accordance with ASC 460, the Group determined that the fair value of the guarantees provided on the transferred mortgage and unsecured loans and guaranteed loans (Note 9) was insignificant as of December 31, 2015 because the potential exposure to the Group was minimal, as (i) each transferred mortgage loan and guaranteed loan was guaranteed by the borrower’s assets with a fair value substantially greater than the loan principal amounts, and (ii) each transferred unsecured loan was separately assessed by the Group based on recovery risk and the likelihood of default was considered remote. Additionally, no contingent liability was recorded as of December 31, 2015 as there were no indicators that the borrowers will default in the foreseeable future.